JPMorgan Active Developing Markets Equity ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.9%
Brazil — 6.8%
B3 SA - Brasil Bolsa Balcao	49,524	94,737
Banco BTG Pactual SA	15,771	90,619
Banco do Brasil SA	19,705	92,391
BB Seguridade Participacoes SA	2,866	17,770
Itau Unibanco Holding SA, ADR	11,553	69,549
Itau Unibanco Holding SA (Preference)	2,905	17,457
MercadoLibre, Inc. *	103	171,897
NU Holdings Ltd., Class A *	12,859	155,980
Petroleo Brasileiro SA, ADR	5,434	71,511
Raia Drogasil SA	10,159	49,878
TIM SA	14,082	43,246
TOTVS SA	8,458	41,616
WEG SA	6,102	54,535
		971,186
China — 22.8%
Alibaba Group Holding Ltd.	7,760	76,360
China Construction Bank Corp., Class H	126,582	88,390
China Mengniu Dairy Co. Ltd.	48,032	80,372
China Merchants Bank Co. Ltd., Class H	30,201	125,178
China Pacific Insurance Group Co. Ltd., Class H	12,121	32,218
China Petroleum & Chemical Corp., Class H	139,134	89,169
China Resources Land Ltd.	10,517	31,436
China Resources Mixc Lifestyle Services Ltd. (a)	9,194	25,773
China Yangtze Power Co. Ltd., Class A	29,100	120,278
Contemporary Amperex Technology Co. Ltd., Class A	1,900	48,971
Full Truck Alliance Co. Ltd., ADR	7,976	60,618
Fuyao Glass Industry Group Co. Ltd., Class H (a)	37,517	195,920
H World Group Ltd., ADR	2,124	63,720
Haier Smart Home Co. Ltd., Class A	10,700	40,428
Haier Smart Home Co. Ltd., Class H	40,862	133,595
Huayu Automotive Systems Co. Ltd., Class A	24,600	53,090
Industrial & Commercial Bank of China Ltd., Class H	50,952	28,226
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	25,400	88,269
JD.com, Inc., Class A	2,091	27,571
Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,500	47,548
Kanzhun Ltd., ADR	2,578	35,009
KE Holdings, Inc., ADR	3,625	50,206
Kweichow Moutai Co. Ltd., Class A	300	59,002
Midea Group Co. Ltd., Class A	24,100	212,631
Montage Technology Co. Ltd., Class A	10,829	89,433
NetEase, Inc.	13,993	258,081
Nongfu Spring Co. Ltd., Class H (a)	6,021	23,389
PDD Holdings, Inc., ADR *	612	78,881
Ping An Insurance Group Co. of China Ltd., Class H	13,972	60,675
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	800	28,498
Shenzhou International Group Holdings Ltd.	14,666	124,155
Tencent Holdings Ltd.	12,289	567,094

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
China — continued
Wuliangye Yibin Co. Ltd., Class A	6,900	121,274
Yum China Holdings, Inc.	2,053	62,083
		3,227,541
Greece — 0.3%
National Bank of Greece SA	4,422	38,812
Hong Kong — 1.3%
AIA Group Ltd.	7,956	53,217
Hong Kong Exchanges & Clearing Ltd.	2,354	69,436
Techtronic Industries Co. Ltd.	4,801	61,485
		184,138
Hungary — 0.4%
OTP Bank Nyrt.	1,051	53,876
India — 14.8%
Apollo Hospitals Enterprise Ltd.	474	37,529
Bajaj Auto Ltd.	963	111,261
Bajaj Finance Ltd.	1,356	110,496
Bharat Electronics Ltd.	14,266	53,981
Bharti Airtel Ltd.	4,060	72,528
HCL Technologies Ltd.	5,727	112,690
HDFC Bank Ltd., ADR	3,928	235,719
Hindustan Aeronautics Ltd. (a)	821	48,383
ICICI Bank Ltd., ADR	4,397	127,997
Infosys Ltd., ADR	16,233	359,236
ITC Ltd.	13,271	78,679
Kotak Mahindra Bank Ltd.	3,327	72,076
MakeMyTrip Ltd. *	1,057	98,925
Reliance Industries Ltd.	1,973	71,131
Shriram Finance Ltd.	7,242	254,077
Tata Consultancy Services Ltd.	3,310	173,810
UltraTech Cement Ltd.	536	76,210
		2,094,728
Indonesia — 3.5%
Bank Central Asia Tbk. PT	154,000	97,316
Bank Mandiri Persero Tbk. PT	146,200	57,660
Bank Rakyat Indonesia Persero Tbk. PT	899,100	258,707
Telkom Indonesia Persero Tbk. PT	494,500	87,825
		501,508
Macau — 0.2%
Sands China Ltd. *	19,507	36,569
Mexico — 4.1%
BBB Foods, Inc., Class A *	2,250	61,087
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,206	19,314
Grupo Financiero Banorte SAB de CV, Class O	23,637	177,503
Grupo Mexico SAB de CV	7,459	41,949

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mexico — continued
Southern Copper Corp.	398	42,431
Wal-Mart de Mexico SAB de CV	72,564	241,478
		583,762
Panama — 0.4%
Copa Holdings SA, Class A	628	55,735
Peru — 0.2%
Credicorp Ltd.	137	23,378
Poland — 0.3%
Dino Polska SA * (a)	534	47,422
Portugal — 0.3%
Jeronimo Martins SGPS SA	2,518	44,010
Saudi Arabia — 2.8%
Al Rajhi Bank	3,325	75,813
Saudi Arabian Oil Co. (a)	19,152	140,898
Saudi National Bank (The)	17,395	175,765
		392,476
South Africa — 3.4%
Absa Group Ltd.	3,523	30,911
Bid Corp. Ltd.	2,308	57,446
Capitec Bank Holdings Ltd.	666	103,867
FirstRand Ltd.	22,638	101,722
Shoprite Holdings Ltd.	5,919	99,189
Standard Bank Group Ltd.	7,611	92,764
		485,899
South Korea — 14.1%
Hana Financial Group, Inc.	1,569	74,336
Hanwha Aerospace Co. Ltd.	277	58,122
Hyundai Motor Co.	492	89,667
KB Financial Group, Inc.	2,800	181,009
Kia Corp.	2,626	215,481
Samsung Electronics Co. Ltd.	10,718	660,896
Samsung Electronics Co. Ltd. (Preference)	840	39,990
Samsung Fire & Marine Insurance Co. Ltd.	708	192,526
Shinhan Financial Group Co. Ltd.	4,486	197,298
SK Hynix, Inc.	1,759	252,282
SK Telecom Co. Ltd.	819	32,407
		1,994,014
Spain — 0.8%
Banco Bilbao Vizcaya Argentaria SA	11,245	117,861
Taiwan — 19.2%
Accton Technology Corp.	7,942	124,493
ASE Technology Holding Co. Ltd.	44,825	209,203
Chailease Holding Co. Ltd.	11,808	55,084
Delta Electronics, Inc.	7,697	98,859

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Taiwan — continued
MediaTek, Inc.	2,435	92,737
Novatek Microelectronics Corp.	3,596	57,995
Quanta Computer, Inc.	26,345	224,453
Realtek Semiconductor Corp.	12,722	200,689
Taiwan Semiconductor Manufacturing Co. Ltd.	48,231	1,406,962
United Microelectronics Corp.	21,116	33,640
Wistron Corp.	16,857	50,720
Wiwynn Corp.	2,686	170,249
		2,725,084
Thailand — 0.8%
SCB X PCL, NVDR	37,500	108,401
Turkey — 2.1%
Aselsan Elektronik Sanayi ve Ticaret A/S	31,714	59,894
BIM Birlesik Magazalar A/S	5,458	103,086
KOC Holding A/S	9,421	61,190
Yapi ve Kredi Bankasi A/S	76,965	70,184
		294,354
United States — 0.3%
Globant SA *	255	49,651
Total Common Stocks (Cost $14,260,653)		14,030,405
Total Investments — 98.9% (Cost $14,260,653)		14,030,405
Other Assets Less Liabilities — 1.1%		148,911
NET ASSETS — 100.0%		14,179,316

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	21.0%
Semiconductors & Semiconductor Equipment	16.7
Technology Hardware, Storage & Peripherals	8.2
Consumer Staples Distribution & Retail	5.0
IT Services	5.0
Interactive Media & Services	4.3
Automobiles	3.0
Household Durables	2.7
Oil, Gas & Consumable Fuels	2.7
Consumer Finance	2.6
Insurance	2.5
Broadline Retail	2.5
Hotels, Restaurants & Leisure	1.9
Entertainment	1.8
Capital Markets	1.8
Automobile Components	1.8
Aerospace & Defense	1.6
Beverages	1.4
Food Products	1.2
Financial Services	1.1
Wireless Telecommunication Services	1.1
Others (each less than 1.0%)	10.1

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$971,186	$—	$—	$971,186
China	666,715	2,560,826	—	3,227,541
Greece	38,812	—	—	38,812
Hong Kong	—	184,138	—	184,138
Hungary	—	53,876	—	53,876
India	821,877	1,272,851	—	2,094,728
Indonesia	97,316	404,192	—	501,508
Macau	—	36,569	—	36,569

JPMorgan Active Developing Markets Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mexico	$583,762	$—	$—	$583,762
Panama	55,735	—	—	55,735
Peru	23,378	—	—	23,378
Poland	47,422	—	—	47,422
Portugal	44,010	—	—	44,010
Saudi Arabia	—	392,476	—	392,476
South Africa	88,357	397,542	—	485,899
South Korea	—	1,994,014	—	1,994,014
Spain	—	117,861	—	117,861
Taiwan	—	2,725,084	—	2,725,084
Thailand	—	108,401	—	108,401
Turkey	234,460	59,894	—	294,354
United States	49,651	—	—	49,651
Total Common Stocks	3,722,681	10,307,724	—	14,030,405
Total Investments in Securities	$3,722,681	$10,307,724	$—	$14,030,405
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at May 16, 2024(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.38% (b) (c)	$—	$6,889,687	$6,889,687	$—	$—	$—	—	$3,948	$—

(a)	Commencement of operations was May 16, 2024.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.